Repurchase of shares - Summary of the Shares Repurchased by the Company (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Feb. 10, 2017	Jan. 13, 2017	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2019
Equity, Class of Treasury Stock [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock					$ 358
Approximate Dollar Value of ADSs that May Yet Be Purchased Under the Plan						$ 5,300
Share Repurchase Program 2017 [Member]
Equity, Class of Treasury Stock [Line Items]
Total Number of ADS Purchased	5,553	994	93,070	86,523
Average Price Paid Per Share	$ 3.75	$ 4.34		$ 3.86